UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     April 20, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $118,256 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT TECHSYSTEMS INC        NOTE 2.750% 2/1  018804AH7     9016  8400000 PRN      DEFINED 01            8400000        0        0
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4     2953  4500000 PRN      DEFINED 01            4500000        0        0
CITIGROUP INC                  COM              172967101     8320  2054200 SH       DEFINED 01            2054200        0        0
COMCAST CORP NEW               CL A             20030N101     2109   112000 SH       DEFINED 01             112000        0        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6     7612 12200000 PRN      DEFINED 01           12200000        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     6606 15250000 PRN      DEFINED 01           15250000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    14783 14400000 PRN      DEFINED 01           14400000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    20466  1125000 SH       DEFINED 01            1125000        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206    17256   373500 SH       DEFINED 01             373500        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      288  4620000 SH  CALL DEFINED 01            4620000        0        0
GENERAL ELECTRIC CO            COM              369604103      148  1640000 SH  PUT  DEFINED 01            1640000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     3278   203700 SH       DEFINED 01             203700        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655      335   670000 PRN PUT  DEFINED 01             670000        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     1845  2200000 PRN      DEFINED 01            2200000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      343    52250 SH       DEFINED 01              52250        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     3960  4000000 PRN      DEFINED 01            4000000        0        0
PROLOGIS                       NOTE 3.250% 3/1  743410AY8    14381 14300000 PRN      DEFINED 01           14300000        0        0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108      337    42880 SH       DEFINED 01              42880        0        0
TRICO MARINE SERVICES INC      DBCV 8.125% 2/0  896106AW1     4220  6100000 PRN      DEFINED 01            6100000        0        0